Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39577
Entity Registrant Name	AZIYO BIOLOGICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4790334
Entity Address State Or Province	MD
Entity Address, Address Line One	12510 Prosperity Drive
Entity Address, Adress Line Two	Suite 370
Entity Address, City or Town	Silver Spring
Entity Address, Postal Zip Code	20904
City Area Code	240
Local Phone Number	247-1170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	AZYO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001708527
Amendment Flag	true
Amendment Description	In connection with the expected filing of the Registration Statement and the expected incorporation by reference of the report of the Company’s independent registered public accounting firm as part of the Registration Statement, the Company is refiling as Exhibit 99.1 hereto its consolidated financial statements that were previously included in its Annual Report on Form 10-K for the year ended December 31, 2021 (the “Form 10-K”) and the related report of the Company’s independent registered public accounting firm. The financial statements filed as Exhibit 99.1 hereto are identical to those included in the Form 10-K other than (i) an update to Note 2 to the consolidated financial statements to disclose, (a) consistent with the disclosures appearing in the Company’s previously filed Quarterly Report on Form 10-Q for the quarter ended June 30, 2022 and due to circumstances arising after the filing of the Form 10-K on March 8, 2022, that there was substantial doubt about its ability to continue as a going concern, and (b) that the Company entered into a new term loan facility with SWK Funding LLC and thereby completed the refinancing of its existing term loan facility with Midcap Financial Trust, as agent and lender, and the other lenders party thereto, and the repayment of its existing revolving credit facility with Midcap Funding IV Trust, as agent and lender, and the other lenders party thereto, and (ii) to add Note 19 to the consolidated financial statements describing unaudited subsequent events that occurred after the Form 10-K was filed on March 8, 2022. The new term loan facility with SWK Funding LLC also provides for the establishment of a separate, new asset-based revolving credit facility of up to $8.0 million, but, as of August 31, 2022, the Company has not entered into such revolving credit facility. The report of the Company’s independent registered public accounting firm included in Exhibit 99.1 hereto likewise includes an explanatory paragraph relating to the Company’s ability to continue as a going concern. Other than as described in the preceding sentences, Exhibit 99.1 does not revise, modify, update or otherwise affect the Form 10-K.